AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 1, 2019

REGISTRATION NOS. 333-122901

811-21719

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 1049	[X]
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. 1062	[X]

INVESTMENT MANAGERS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, Including Area Code: (414) 299-2295

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and Address of Agent for Service)

COPIES TO:

Laurie Anne Dee

Morgan, Lewis & Bockius LLP

600 Anton Boulevard, Suite 1800

Costa Mesa, California 92626

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485; or
[X]	on November 12, 2019, pursuant to paragraph (b) of Rule 485; or
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485;
[ ]	on _________ pursuant to paragraph (a)(1) of Rule 485; or
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on _________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment (“PEA”) to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed PEA No. 1034 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933 on September 6, 2019 for the purpose of making changes to the principal investment strategies for the Robinson Opportunistic Income Fund. This PEA incorporates by reference the information contained in Parts A, B and C of PEA No. 1034 to the Registrant’s Registration Statement filed on September 6, 2019. The Registrant may file additional subsequent delaying amendments designating a new effective date.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 1st day of November, 2019.

INVESMENT MANAGERS SERIES TRUST

By:	/s/ MAUREEN QUILL
Maureen Quill, Trustee and President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on the 1st day of November, 2019, by the following persons in the capacities set forth below.

Signature	Title

†
Ashley Toomey Rabun	Trustee

†
William H. Young	Trustee

†
Charles H. Miller	Trustee

†
John P. Zader	Trustee

†
Eric M. Banzahl	Trustee

/s/ MAUREEN QUILL
Maureen Quill	Trustee and President

/s/ RITA DAM
Rita Dam	Treasurer

† By	/s/ RITA DAM

Attorney-in-fact, pursuant to power of attorney filed with

Post-Effective Amendment No. 1032 on August 28, 2019.